Related Party Transactions - Schedule of Related Parties with Transactions (Details)	12 Months Ended
Jun. 30, 2025
Mr. Shoucheng Lei [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	A shareholder of the Group
Ocean Master Worldwide Corporation [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Controlled by Mr. Shoucheng Lei, Ms. Luan Chen and Mr. Jun Li, shareholders of the Group
Rui Da Shipping Co. Limited [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Controlled by Ocean Master Worldwide Corporation
Topsheen Shipping Limited [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Related to Mr. Dong Zhang
Topsheen Shipping Singapore Pte. Ltd.[Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Related to Mr. Dong Zhang
Topsheen Bulk Singapore Pte. Ltd. [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Related to Mr. Dong Zhang
Xun Da Shipping Co. Limited [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Controlled by Ocean Master Worldwide Corporation
Topsheen Shipping Group Limited [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Controlled by Mr. Shoucheng Lei
Nanjing Top Confidence Marine Management Co., Ltd [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Controlled by Mr. Shoucheng Lei
Mei Da Shipping Co. Limited [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Controlled by Ocean Master Worldwide Corporation
Tong Da Shipping Co. Limited [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Controlled by Ocean Master Worldwide Corporation
Keen Best Shipping Co Limited [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Controlled by Ocean Master Worldwide Corporation
Mr. Dong Zhang [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Family member of Mr. Jun Li
Mr. Qing Xu [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Family member of Ms. Luan Chen
Top Corporation Shipping Limited [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Controlled by Ocean Master Worldwide Corporation